Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Acquisitions [Abstract]
Schedule of subsequent reporting period until settlement
Preliminary Fair Value
Shares issued	$6,186
Contingent consideration	2
Total preliminary fair value of consideration transferred	$6,188

Preliminary Fair Value
Shares issued	$12,000
Cash	5,542
Contingent consideration	6,300
Total preliminary fair value of consideration transferred	$23,842

Common shares issued	$2,531
Contingent consideration	998
Total estimated fair value of consideration	$3,529

Common shares issued	$17,550
Contingent consideration	389
Total estimated fair value of consideration	$17,939

Preliminary Fair Value
Exchangeable shares issued	$25,203
Cash	5,724
Contingent consideration	604
Total estimated fair value of consideration transferred	$31,531

Schedule of preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition
Preliminary Fair Value
Accounts receivable	556
Prepaid expenses and other current assets	148
Capitalized software	423
Acquired technology	470
Customer relationships	820
Acquired trade name	20
Goodwill	5,408
Accounts payable and accrued expenses	(350)
Deferred tax liabilities	(307)
Deferred revenue	(1,000)
Net assets acquired	$6,188

Preliminary Fair Value
Cash	527
Accounts receivable	486
Prepaid expenses and other current asset	261
Fixed Assets	93
Non-compete agreement	80
Acquired technology	1,040
Customer relationships	13,810
Acquired trade name	270
Goodwill	14,043
Accounts payable and accrued expenses	(826)
Deferred tax liabilities	(2,642)
Deferred revenue	(3,300)
Net assets acquired	$23,842

Cash	$21
Accounts receivable, net	91
Other assets	6
Acquired technology	210
Acquired trade name	80
Customer relationships	220
Goodwill	3,216
Accounts payable and accrued expenses	(284)
Deferred revenue	(31)
Net assets acquired	$3,529

Cash	$101
Prepaid expenses and other assets	22
Furniture, fixtures, and equipment	2
Acquired technology	7,160
Acquired trade name	340
Goodwill	17,025
Accounts payable and accrued liabilities	(1,158)
Fair value of noncontrolling interests	(5,553)
Net assets acquired	$17,939

Preliminary Fair Value
Cash	$445
Accounts receivable	917
Prepaid expenses and other current assets	595
Acquired technology	850
Customer relationships	2,660
Acquired trade name	285
Goodwill	25,806
Furniture, fixtures and equipment	1,327
Accounts payable and accrued expenses	(805)
Deferred revenue	(549)
Net assets acquired	$31,531

Schedule of consolidated operating results give effect to the Viridian and 365 Cannabis acquisitions
Year Ended December 31,
2021
Revenue	$28,847
Net loss	$(31,423)

	Six Months Ended December 31,	Year Ended June 30,
	2020	2020
Revenue	$14,026	$27,523
Net loss	$(17,650)	$(20,250)